Goodwill and Intangible Assets (Schedule of Components of Intangible Assets) (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 41.2	$ 17.5
Accumulated Amortization	25.3	5.4
Software and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	30.2	6.5
Accumulated Amortization	22.1	2.4
Licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11.0	11.0
Accumulated Amortization	$ 3.2	$ 3.0